Note 13 - Lease Obligations (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Lease, Liability, Total	€ 1,044
Finance Lease, Interest Expense	€ 29
Finance Lease, Weighted Average Remaining Lease Term (Year)	3 years 73 days
Finance Lease, Weighted Average Discount Rate, Percent	2.44%
Operating Lease, Weighted Average Remaining Lease Term (Year)	3 years 186 days
Operating Lease, Weighted Average Discount Rate, Percent	1.56%
Operating Lease, Expense	€ 828	€ 1,002	€ 904
Medical Devices [Member]
Finance Lease, Liability, Total	305
Vehicles and Other IT Equipment [Member]
Finance Lease, Liability, Total	€ 740